Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Subordinate Voting Shares, without par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	89.63
Maximum Aggregate Offering Price	$ 268,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,133.71
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Subordinate Voting Shares, without par value ("Class A Subordinate Voting Shares"), of the registrant which become issuable under the Share Purchase Plan for Certain Employees of CGI Inc. and its Subsidiaries (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction as a result of antidilution provisions contained therein. (2) Represents shares of Class A Subordinate Voting Shares reserved for issuance and issuable under the Plan. (3) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, on the basis of the average of the high and low sales prices ($91.15 and $88.10, respectively) of the Class A Subordinate Voting Shares, as reported on the New York Stock Exchange on December 15, 2025.